Label	Element	Value
Steward Large Cap Enhanced Index Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STEWARD FUNDS, INC.

on behalf of its series

Steward Large Cap Enhanced Index Fund

(the “Fund”)

Supplement dated January 29, 2020 to the Currently Effective Prospectus and Statement of Additional Information dated August 1, 2019

This Supplement reports the following changes to information in the Fund's Prospectus and Statement of Additional Information dated August 1, 2019.

Risk/Return [Heading]	rr_RiskReturnHeading	Steward Large Cap Enhanced Index Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
A.	Effective February 1, 2020, the following information replaces the existing similar disclosure under “Principal Investment Strategies” in the Fund’s summary section of the Prospectus:

In implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products.

B.	Effective February 1, 2020, the following information replaces the existing similar disclosure contained under “Values-based Investing” in the Fund’s summary section of the Prospectus:

The Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs marketed with the primary intent to terminate pregnancy; (5) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (6) directly involved in the production, distribution or retail of adult entertainment; or (7) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.

For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion screen, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion screen, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Please retain this Supplement for future reference.